Long-Term Debt - Guarantees; Collateral; Covenants; Events of Default - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from borrowings	$ 43.0	$ 8.0	$ 12.0
Repayment of line of credit	$ 43.0	8.0	$ 12.0
Amended and Restated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Percentage of amount outstanding exceeds total commitment for testing of financial covenant	35.00%
Proceeds from borrowings	$ 43.0
Repayment of line of credit	43.0
Amended and Restated Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Letters of credit outstanding amount	$ 10.0
Amended and Restated Revolving Credit Facility [Member] | First Lien [Member]
Debt Instrument [Line Items]
Secured leverage ratio	550.00%
Amended And Restated Senior Secured Credit Facilities
Debt Instrument [Line Items]
Description of events of default	Events of default under the Amended and Restated Senior Secured Credit Facilities include, among others, nonpayment of principal when due; nonpayment of interest, fees or other amounts; cross-defaults; covenant defaults; material inaccuracy of representations and warranties; certain bankruptcy and insolvency events; material unsatisfied or unstated judgments; certain ERISA events; change of control; or actual or asserted invalidity of any guarantee or security document. There were no events of default under the Amended and Restated Senior Secured Credit Facilities as of December 31, 2017.
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from borrowings		8.0
Repayment of line of credit		8.0
Amended and Restated Revolving Credit Facility and Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Stand-by letters of credit	$ 0.9	$ 0.6